Principal accounting policies - Current expected credit losses upon adoption of ASC 326 (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Principal accounting policies
Provision for credit losses in respect of individually assessed receivables	$ 283	$ 959
Continuing and discontinued operations
Principal accounting policies
Provision for credit losses in respect of individually assessed receivables		$ 15,092